Property and Equipment - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Property, Plant and Equipment [Line Items]
Depreciation and amortization	₨ 31,147.3	$ 373.7	₨ 23,489.7	₨ 16,816.9